Other Assets	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Other Assets
8.	OTHER ASSETS
The Company’s other assets were as follows, as at:

	January 31, 2025	January 31, 2024
Prepaids	$52.6	$47.9
Deferred financing cost	6.1	3.1
Other	10.0	8.2
Total other assets	$68.7	$59.2
Current	63.9	57.7
Non-current	4.8	1.5
Total other assets	$68.7	$59.2